Investments Accounted for Using the Equity Method - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of investments accounted for using equity method [line items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method [member]
Disclosure of investments accounted for using equity method [line items]
Reversal of impairment losses	¥ 0	¥ 0	¥ 15,782